PROPERTY, PLANT AND EQUIPMENT - Right of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	€ 2,056
Additions	228	€ 352
Disposals	(3)	(5)
Depreciation expense	(249)	(246)
Transfer and other changes	(4)	0
Effect of changes in foreign exchange rates	(80)	22
Ending balance	1,906	2,056
Expense related to short-term leases, low value asset leases and variable lease still recognized as operating expenses	11	13
Property, plant and equipment	2,056	2,056
Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,666
Property, plant and equipment		1,666
Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		102
Property, plant and equipment		102
Right-of-use assets			€ 102
Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,056	1,768
Ending balance		2,056
Property, plant and equipment	2,056	1,768
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,228
Ending balance	3,260	3,228
Property, plant and equipment	3,228	3,228
Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,172)
Ending balance	(1,354)	(1,172)
Property, plant and equipment	(1,172)	(1,172)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366
Additions	20	22
Disposals	0	0
Depreciation expense	(27)	(27)
Transfer and other changes	38	28
Effect of changes in foreign exchange rates	(12)	4
Ending balance	379	366
Property, plant and equipment	366	366
Buildings | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		217
Property, plant and equipment		217
Buildings | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		82
Property, plant and equipment		82
Buildings | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	366	299
Ending balance		366
Property, plant and equipment	366	299
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	527
Ending balance	559	527
Property, plant and equipment	527	527
Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(161)
Ending balance	(180)	(161)
Property, plant and equipment	(161)	(161)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451
Additions	76	81
Disposals	(3)	(5)
Depreciation expense	(211)	(208)
Transfer and other changes	139	203
Effect of changes in foreign exchange rates	(63)	16
Ending balance	1,361	1,451
Property, plant and equipment	1,451	1,451
Machinery and Equipment | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		1,227
Property, plant and equipment		1,227
Machinery and Equipment | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		17
Property, plant and equipment		17
Machinery and Equipment | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,451	1,244
Ending balance		1,451
Property, plant and equipment	1,451	1,244
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,407
Ending balance	2,473	2,407
Property, plant and equipment	2,407	2,407
Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(956)
Ending balance	(1,112)	(956)
Property, plant and equipment	(956)	(956)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17
Additions	3	3
Disposals	0	0
Depreciation expense	(10)	(11)
Transfer and other changes	5	11
Effect of changes in foreign exchange rates	(1)	0
Ending balance	14	17
Property, plant and equipment	17	17
Other | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		10
Property, plant and equipment		10
Other | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3
Property, plant and equipment		3
Other | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17	13
Ending balance		17
Property, plant and equipment	17	13
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46
Ending balance	48	46
Property, plant and equipment	46	46
Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(29)
Ending balance	(34)	(29)
Property, plant and equipment	(29)	(29)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	190
Additions	53	43
Disposals	(1)	0
Depreciation expense	(36)	(31)
Impairment	(9)
Transfer and other changes	(5)	(3)
Effect of changes in foreign exchange rates	(6)	2
Ending balance	186	190
Property, plant and equipment	186	190
Right-of-use assets | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77	77
Ending balance		77
Property, plant and equipment	77	77
Right-of-use assets | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		102
Property, plant and equipment		102
Right-of-use assets | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	190	179
Ending balance		190
Property, plant and equipment	190	190
Right-of-use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	252
Ending balance	281	252
Property, plant and equipment	252	252
Right-of-use assets | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(62)
Ending balance	(95)	(62)
Property, plant and equipment	(62)	(62)
Right-of-use assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	116
Additions	19	20
Disposals	0	0
Depreciation expense	(12)	(11)
Impairment	(4)
Transfer and other changes	(4)	0
Effect of changes in foreign exchange rates	(3)	1
Ending balance	112	116
Property, plant and equipment	116	116
Right-of-use assets | Buildings | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		24
Property, plant and equipment		24
Right-of-use assets | Buildings | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		82
Property, plant and equipment		82
Right-of-use assets | Buildings | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	116	106
Ending balance		116
Property, plant and equipment	116	116
Right-of-use assets | Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	134
Ending balance	142	134
Property, plant and equipment	134	134
Right-of-use assets | Buildings | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(18)
Ending balance	(30)	(18)
Property, plant and equipment	(18)	(18)
Right-of-use assets | Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71
Additions	33	21
Disposals	(1)	0
Depreciation expense	(22)	(18)
Impairment	(5)
Transfer and other changes	(1)	(3)
Effect of changes in foreign exchange rates	(3)	1
Ending balance	72	71
Property, plant and equipment	72	71
Right-of-use assets | Machinery and Equipment | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		53
Property, plant and equipment		53
Right-of-use assets | Machinery and Equipment | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		17
Property, plant and equipment		17
Right-of-use assets | Machinery and Equipment | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71	70
Ending balance		71
Property, plant and equipment	71	71
Right-of-use assets | Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	113
Ending balance	135	113
Property, plant and equipment	113	113
Right-of-use assets | Machinery and Equipment | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42)
Ending balance	(63)	(42)
Property, plant and equipment	(42)	(42)
Right-of-use assets | Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3
Additions	1	2
Disposals	0	0
Depreciation expense	(2)	(2)
Impairment	0
Transfer and other changes	0	0
Effect of changes in foreign exchange rates	0	0
Ending balance	2	3
Property, plant and equipment	2	3
Right-of-use assets | Other | Previously stated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		0
Property, plant and equipment		0
Right-of-use assets | Other | Increase (decrease) due to changes in accounting policy required by IFRS | IFRS 16
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance		3
Property, plant and equipment		3
Right-of-use assets | Other | Restated
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3	3
Ending balance		3
Property, plant and equipment	3	3
Right-of-use assets | Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5
Ending balance	4	5
Property, plant and equipment	5	5
Right-of-use assets | Other | Less accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2)
Ending balance	(2)	(2)
Property, plant and equipment	€ (2)	€ (2)